CONTRACTS IN PROGRESS	12 Months Ended
Mar. 31, 2018
Recognised Revenue From Construction Contracts [Abstract]
CONTRACTS IN PROGRESS
CONTRACTS IN PROGRESS

	2018	2017
Contracts in progress: assets	$401.6	$337.5
Contracts in progress: liabilities	(161.8)	(191.9)
Contracts in progress: net assets	$239.8	$145.6

Details of contracts in progress are as follows:

	2018	2017
Aggregate amount of costs incurred plus recognized
profits (less recognized losses) to date	$2,694.6	$2,800.1
Less: progress billings	2,454.8	2,654.5
Contracts in progress: net assets	$239.8	$145.6

Advances received from customers on construction contracts related to work not yet commenced amounts to $15.1 million at March 31, 2018 (2017 – $20.2 million). Construction contracts revenue recognized in fiscal 2018 amounts to $851.7 million (2017 – $983.6 million ).